HEDGE ACCOUNTING - Financial instruments for hedging - assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Assets	$ 20,854	$ 44,248
Forward contracts
Disclosure of financial assets [line items]
Assets	4,830	6,677
Forward contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Assets	4,630	5,562
Forward contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Assets	200	1,115
Swap
Disclosure of financial assets [line items]
Assets	16,024	37,571
Currency swap contract [member]
Disclosure of financial assets [line items]
Assets		9,992
Interest rate swap contract [member]
Disclosure of financial assets [line items]
Assets	$ 16,024	$ 27,579